Concentrations of credit risk (Tables)	12 Months Ended
Mar. 31, 2021
Schedules of Concentration of Risk, by Risk Factor
The Bank’s portfolio of loans, credit substitute securities and non-funded
exposure (including derivatives) is broadly diversified along industry and product lines, and as of March 31, 2020 and March 31, 2021 the exposures are as set forth below.

	As of March 31, 2020
Category	Gross loans	Fair Values Of Credit Substitutes	Non-funded exposure	Total	%
	(In millions, except percentages)
Consumer Loans	Rs.2,958,437.7	Rs.2,756.6	Rs.446.4	Rs.2,961,640.7	24.3
Retail Trade	533,155.3	343.7	22,820.3	556,319.3	4.6
Power	458,628.1	48,997.7	41,445.6	549,071.4	4.5
Consumer Services	399,046.4	2,015.1	19,135.9	420,197.4	3.4
Engineering	240,196.0	12,255.3	144,296.9	396,748.2	3.2
NBFC	317,450.0	76,860.2	1,659.1	395,969.3	3.2
Road Transportation	376,334.2	495.3	10,849.7	387,679.2	3.2
Automobile & Auto Ancillary	330,632.5	18,397.9	33,037.0	382,067.4	3.1
Real Estate & Property Services	280,870.4	4,309.5	36,335.2	321,515.1	2.6
Agri Production — Food	313,143.6	—	833.3	313,976.9	2.6
Coal & Petroleum Products	136,531.9	33,834.9	115,440.2	285,807.0	2.3
Food and Beverage	260,907.9	1,391.3	21,853.6	284,152.8	2.3
Financial Institutions	219,417.5	59,118.8	2,058.7	280,595.0	2.3
Iron and Steel	231,524.9	1,144.7	45,235.4	277,905.0	2.3
Telecom	232,932.0	10,412.6	29,949.6	273,294.2	2.2
Infrastructure Development	165,578.8	2,457.1	104,731.8	272,767.7	2.2
Business Services	244,028.7	2,278.5	15,953.3	262,260.5	2.1
Wholesale Trade — Non Industrial	238,436.5	—	18,766.1	257,202.6	2.1
Wholesale Trade — Industrial	211,849.6	34.2	34,840.2	246,724.0	2.0
Others (none greater than 2%)	2,474,753.6	85,270.3	525,004.6	3,085,028.5	25.5

Total	Rs.10,623,855.6	Rs.362,373.7	Rs.1,224,692.9	Rs.12,210,922.2	100.0

	As of March 31, 202 1
Category	Gross loans	Fair Values Of Credit Substitutes	Non-funded exposure	Total	Total		%
		(In millions, except percentages)

Consumer Loans	Rs.3,241,292.9	Rs.—	Rs.2,578.6	Rs.3,243,871.5	US$	44,351.5	23.5
Power	630,189.4	76,449.1	30,299.7	736,938.2		10,075.7	5.3
Retail Trade	540,350.3	—	21,747.7	562,098.0		7,685.2	4.1
NBFC	415,787.6	83,596.5	2,789.6	502,173.7		6,865.9	3.6
Financial Institutions	443,257.3	21,147.1	3.7	464,408.1		6,349.6	3.4
Consumer Services	424,765.4	2,048.0	17,743.6	444,557.0		6,078.2	3.2
Automobile & Auto Ancillary	381,562.7	18,556.9	35,757.0	435,876.6		5,959.5	3.2
Coal & Petroleum Products	172,989.4	190,457.8	59,803.5	423,250.7		5,786.9	3.1
Road Transportation	368,388.5	—	8,572.3	376,960.8		5,154.0	2.7
Infrastructure Development	167,416.1	15,879.7	190,154.9	373,450.7		5,106.0	2.7
Food and Beverage	342,573.5	240.4	29,321.5	372,135.4		5,088.0	2.7
Real Estate & Property Services	298,277.1	4,872.2	35,737.9	338,887.2		4,633.4	2.5
Agri Production — Food	337,904.8	—	998.1	338,902.9		4,633.6	2.5
Wholesale Trade — Non Industrial	301,508.2	2,065.6	17,816.8	321,390.6		4,394.2	2.3
Iron and Steel	248,140.2	13,116.6	53,192.5	314,449.3		4,299.3	2.3
Wholesale Trade — Industrial	258,854.1	—	51,891.6	310,745.7		4,248.6	2.3
Textiles & Garments	257,577.9	6,882.2	27,498.8	291,958.9		3,991.8	2.1
Engineering	189,952.7	6,448.4	92,218.6	288,619.7		3,946.1	2.1
Others (none greater than 2%)	3,022,929.8	105,516.4	538,019.5	3,666,465.7		50,129.4	26.4

Total	Rs.12,043,717.9	Rs.547,276.9	Rs.1,216,145.9	Rs.13,807,140.7	US$	188,776.9	100.0

Exposure to ten largest borrowers
Fair Value, Concentration of Risk
The Bank’s ten largest exposures as of March 31, 2020 and March 31, 2021, based on the higher of the outstanding balance or the limit on loans, investments (including credit substitutes) and non-funded
exposures (including derivatives), are as follows:

	As of March 31, 2020
	Funded Exposure	Non-Funded Exposure	Total Exposure
	(In millions)
Borrower 1	Rs.243,382.8	Rs.1,200.0	Rs.244,582.8
Borrower 2	180,100.0	305.1	180,405.1
Borrower 3	163,738.7	610.9	164,349.6
Borrower 4	74,421.4	75,432.2	149,853.6
Borrower 5	135,455.0	—	135,455.0
Borrower 6	31,934.6	55,651.4	87,586.0
Borrower 7	63,228.0	15,355.2	78,583.2
Borrower 8	75,035.9	221.6	75,257.5
Borrower 9	75,027.7	182.8	75,210.5
Borrower 10	51,361.3	22,128.1	73,489.4

	As of March 31, 2021
	Funded Exposure	Non-Funded Exposure	Total Exposure	Total Exposure
		(In millions)
Borrower 1	Rs. 302,918.5	Rs. 500.0	Rs. 303,418.5	US$	4,148.5
Borrower 2	192,080.2	61,446.2	253,526.4		3,466.3
Borrower 3	195,480.0	—	195,480.0		2,672.7
Borrower 4	154,997.8	548.1	155,545.9		2,126.7
Borrower 5	150,000.0	489.2	150,489.2		2,057.5
Borrower 6	148,107.3	—	148,107.3		2,025.0
Borrower 7	3,830.9	100,477.6	104,308.5		1,426.1
Borrower 8	98,919.7	2,000.0	100,919.7		1,379.8
Borrower 9	75,437.8	22,268.4	97,706.2		1,335.9
Borrower 10	90,108.0	—	90,108.0		1,232.0